Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	May 31, 2019
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Lease Commitments	$ 991.0
BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company [Member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Legal proceedings, class action claimed various monetary awards	102.9		$ 419.0
Ongoing bank- wide [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Restructuring charges	$ 336.0	$ 603.0